Dreyfus Institutional Reserves Treasury Fund (First Prospectus Summary) | Dreyfus Institutional Reserves Treasury Fund
Fund Summary
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus Institutional Reserves Treasury Fund Classic Shares
Management fees		0.14%
Distribution and/or service (Rule 12b-1) fees		0.55%
Other expenses	[1]	none
Total annual fund operating expenses		0.69%
Fee waiver and/or expense reimbursement	[1]	none
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		0.69%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of less than 0.01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus Institutional Reserves Treasury Fund Classic Shares	70	221	384	859

Principal Investment Strategy
As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S.
government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.
Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

o Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Classic shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund's Classic shares prior to September 13, 2008 represent the performance of a predecessor fund's Classic shares.
The bar chart shows changes in the performance of the fund's Classic shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2006: 1.16% Worst Quarter Q4, 2011: 0.00%
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Dreyfus Institutional Reserves Treasury Fund Classic Shares	none	1.06%	1.40%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Classic shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly. Former holders of Classic shares of the predecessor fund should call toll-free 1-800-DREYFUS
(inside the U.S. only).